Earnings per Unit (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Calculation of earnings per unit
Net income attributable to partners	$ 6,592	$ 121	$ 6,592
Less: General partner's 0.1% interest in net income	7		(7)
Limited partner's interest in net income	$ 6,585	$ 121	$ 6,585
Weighted average limited partner units outstanding:
Common units	16,395	17,519
Subordinated units	5,361	5,361
Total	21,756	22,880	21,756
Basic and diluted EPU	0.30	0.01	0.30